CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 1,833	$ 5,477	$ 7,462	$ 13,391	$ 16,440	$ 19,436
Sales and marketing	1,392	1,557	5,200	5,284	6,979	2,336
General and administrative	2,116	3,962	8,629	11,265	14,843	8,788
Total operating expenses	5,341	10,996	21,291	29,940	38,262	30,560
Loss from operations	(5,341)	(10,996)	(21,291)	(29,940)	(38,262)	(30,560)
Interest expense, net	(518)	(406)	(1,512)	(1,052)	(1,491)	(185)
Gain on Loan Forgiveness						647
Change in fair value of SAFEs						(10,390)
Loss before provision for income taxes	(5,859)	(11,402)	(22,803)	(30,992)	(39,753)	(40,488)
Provision for income taxes	3	3	5	3	7	(153)
Net loss	$ (5,862)	$ (11,405)	$ (22,808)	$ (30,995)	$ (39,760)	$ (40,335)
Net loss per share, basic	$ (0.15)	$ (0.48)	$ (0.73)	$ (1.32)	$ (1.69)	$ (3.11)
Net loss per share, diluted	$ (0.15)	$ (0.48)	$ (0.73)	$ (1.32)	$ (1.69)	$ (3.11)
Weighted-average shares used in computing net loss per share, basic	38,495,150	23,693,154	31,214,093	23,533,290	23,557,846	12,982,472
Weighted-average shares used in computing net loss per share, diluted	38,495,150	23,693,154	31,214,093	23,533,290	23,557,846	12,982,472